Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	20,000,000
Proposed Maximum Offering Price per Unit	3.58
Maximum Aggregate Offering Price	$ 71,600,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,961.96
Offering Note	(1) In accordance with Rule 416 under the Securities Act of 1933, as amended, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. (2) Consists of an additional 18,000,000 shares of common stock issuable or that are expected to become issuable under the Atea Pharmaceuticals, Inc. 2020 Incentive Award Plan (the "2020 Plan") and an additional 2,000,000 shares of common stock issuable or that are expected to become issuable under the Atea Pharmaceuticals, Inc. 2020 Employee Stock Purchase Plan (the "2020 ESPP" and, together with the 2020 Plan, the "Plans") pursuant to the terms of the Plans. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act of 1933, as amended, and based upon the average of the high and low prices of Atea Pharmaceuticals, Inc.'s (the "Registrant") common stock as reported on The Nasdaq Global Select Market on August 4, 2025.